Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Australia - 10.9%
Aristocrat Leisure Ltd.	398	$14,844
BHP Group Ltd.	984	34,651
CAR Group Ltd.	962	18,489
Computershare Ltd.	587	13,370
CSL Ltd.	82	10,359
Evolution Mining Ltd.	11,170	114,418
Fortescue Ltd.	2,804	41,004
Pro Medicus Ltd.	184	23,591
REA Group Ltd.	135	17,838
Transurban Group	2,902	28,190
WiseTech Global Ltd.	501	20,235
		336,989

Belgium - 2.1%
Anheuser-Busch InBev SA	287	20,439
UCB SA	147	44,503
		64,942

China - 1.4%
Yangzijiang Shipbuilding Holdings Ltd.	17,079	44,842

Denmark - 3.2%
AP Moller - Maersk AS - Class B	13	32,251
Coloplast AS - Class B	123	10,464
Genmab AS (a)	78	25,033
Novo Nordisk AS	141	8,270
Novonesis Novozymes B	272	16,651
Pandora AS	72	5,817
		98,486

Finland - 3.2%
Wartsila OYJ Abp	2,472	100,213

France - 2.7%
Dassault Systemes SE	315	8,670
Hermes International SCA	5	12,025
L'Oreal SA	83	38,075
LVMH Moet Hennessy Louis Vuitton SE	18	11,669
Sanofi SA	133	12,486
		82,925

Germany - 0.8%
Deutsche Telekom AG	423	14,125
SAP SE	54	10,917
		25,042

Hong Kong - 1.8%
Galaxy Entertainment Group Ltd.	7,713	39,295
Power Assets Holdings Ltd.	2,099	16,296
		55,591

Ireland - 0.5%
Experian PLC	380	14,341

Israel - 1.8%
Check Point Software Technologies Ltd. (a)	60	10,771
CyberArk Software Ltd. (a)	79	34,035
Monday.com Ltd. (a)(b)	43	4,934
Wix.com Ltd. (a)(b)	56	4,863
		54,603

Italy - 0.7%
Ferrari NV	33	10,984
Moncler SpA	196	11,386
		22,370

Japan - 20.9%
Advantest Corp.	822	135,469
Capcom Co. Ltd.	791	20,117
Chugai Pharmaceutical Co. Ltd.	264	15,013
FANUC Corp.	539	21,834
Hoya Corp.	166	27,749
Inpex Corp.	2,799	62,270
Keyence Corp.	38	13,858
Lasertec Corp.	294	69,131
LY Corp.	4,210	10,789
Murata Manufacturing Co. Ltd.	849	17,204
Nexon Co. Ltd.	3,907	92,979
Obic Co. Ltd.	1,025	28,460
Recruit Holdings Co. Ltd.	265	13,870
Sanrio Co. Ltd.	713	21,907
Shin-Etsu Chemical Co. Ltd.	571	18,924
Shionogi & Co. Ltd.	1,498	30,723
Sony Financial Group, Inc. (a)	812	816
Sony Group Corp.	803	17,922
Takeda Pharmaceutical Co. Ltd.	559	18,934
ZOZO, Inc.	1,271	10,479
		648,448

Luxembourg - 0.6%
Tenaris SA	805	17,901

Mexico - 7.5%
Fresnillo PLC	4,587	232,360

Netherlands - 7.4%
Argenx SE (a)	32	26,696
ASM International NV	25	21,034
ASML Holding NV	23	33,141
BE Semiconductor Industries NV	260	50,698
Koninklijke KPN NV	7,501	36,526
Prosus NV	922	52,956
Wolters Kluwer NV	82	7,667
		228,718

New Zealand - 0.3%
Xero Ltd. (a)	150	9,792

Norway - 1.3%
Kongsberg Gruppen ASA	1,164	39,952

Singapore - 0.4%
Grab Holdings Ltd. - Class A (a)	3,217	13,833

Spain - 2.6%
Aena SME SA (c)	1,485	46,171
Amadeus IT Holding SA	265	17,786
Industria de Diseno Textil SA	251	16,364
		80,321

Sweden - 4.8%
Atlas Copco AB - Class A	792	16,338
Evolution AB (c)	273	17,733
Hexagon AB - Class B	1,228	13,869
Spotify Technology SA (a)	32	16,011
Tele2 AB - Class B	3,619	66,205
Telefonaktiebolaget LM Ericsson - Class B	1,763	19,131
		149,287

Switzerland - 10.8%
Cie Financiere Richemont SA	61	11,801
Galderma Group AG	325	60,497
Geberit AG	50	38,135
Holcim AG	812	83,548
Logitech International SA	167	14,396
Novartis AG	211	31,285
Roche Holding AG	42	19,054
Sonova Holding AG	41	11,217
Swisscom AG	54	44,252
VAT Group AG (c)	33	21,395
		335,580

United Kingdom - 14.1%
Ashtead Group PLC	441	28,283
AstraZeneca PLC	110	20,470
British American Tobacco PLC	1,098	65,747
Haleon PLC	2,910	15,087
Halma PLC	872	42,287
Informa PLC	1,644	19,796
Next PLC	246	44,652
Pearson PLC	778	10,192
Reckitt Benckiser Group PLC	303	25,258
RELX PLC	302	10,657
Rolls-Royce Holdings PLC	4,943	81,909
Sage Group PLC	870	11,398
Vodafone Group PLC	41,271	60,652
		436,388
TOTAL COMMON STOCKS (Cost $2,599,766)		3,092,924

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	9,596	9,596
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,596)		9,596

TOTAL INVESTMENTS - 100.1% (Cost $2,609,362)		3,102,520
Liabilities in Excess of Other Assets - (0.1)%		(3,263)
TOTAL NET ASSETS - 100.0%		$3,099,257

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $9,193.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $85,299 or 2.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Developed Markets Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,092,924	$–	$–	$3,092,924
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	9,596
Total Investments	$3,092,924	$–	$–	$3,102,520

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,596 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.